CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Schedule of Convertible Debt [Table Text Block]
Carrying
Value
$320,000 face value convertible debenture due June 30, 2014 (Convertible Debenture 2)	320,000
$170,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 4)	170,000
$240,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 5)	206,607
Total	$696,607

Carrying Value
$320,000 face value convertible debenture due June 30, 2014 (Convertible Debenture 2)	320,000
$670,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 4)	670,000
$240,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 5)	202,639
Total	$1,192,639